Goodwill and intangible assets, net - Summary of Intangible Assets (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 25, 2021	Dec. 26, 2020	Dec. 28, 2019
Franchisee Relationships [Member] | Finite-Lived Intangible Assets [Member]
Indefinite-lived Intangible Assets [Line Items]
Weighted Average Remaining Useful Life (Years)		7 years 8 months 26 days
EWC Ventures and its Subsidiaries [Member]
Indefinite-lived Intangible Assets [Line Items]
Gross Carrying Value		$ 247,551	$ 214,760
Net Carrying Value		$ 213,267	198,410
Weighted Average Remaining Useful Life (Years)		10 years
Gross Carrying Value		$ 183,737	150,946
Accumulated Amortization		(34,284)	(16,350)
Total			134,596
Goodwill		328,551	$ 328,551
EWC Ventures and its Subsidiaries [Member] | Finite-Lived Intangible Assets [Member]
Indefinite-lived Intangible Assets [Line Items]
Total		149,453
EWC Ventures and its Subsidiaries [Member] | Franchisee Relationships [Member]
Indefinite-lived Intangible Assets [Line Items]
Total		88,724
EWC Ventures and its Subsidiaries [Member] | Franchisee Relationships [Member] | Finite-Lived Intangible Assets [Member]
Indefinite-lived Intangible Assets [Line Items]
Weighted Average Remaining Useful Life (Years)			8 years 8 months 26 days
Gross Carrying Value		114,594	$ 114,594
Accumulated Amortization		(25,870)	(14,442)
Total		88,724	$ 100,152
EWC Ventures and its Subsidiaries [Member] | Reacquired Rights [Member]
Indefinite-lived Intangible Assets [Line Items]
Total		$ 60,669
EWC Ventures and its Subsidiaries [Member] | Reacquired Rights [Member] | Finite-Lived Intangible Assets [Member]
Indefinite-lived Intangible Assets [Line Items]
Weighted Average Remaining Useful Life (Years)		9 years 2 months 8 days	9 years 11 months 1 day
Gross Carrying Value		$ 68,973	$ 36,182
Accumulated Amortization		(8,304)	(1,847)
Total		60,669	$ 34,335
EWC Ventures and its Subsidiaries [Member] | Favorable Lease Assets [Member]
Indefinite-lived Intangible Assets [Line Items]
Total		$ 60
EWC Ventures and its Subsidiaries [Member] | Favorable Lease Assets [Member] | Finite-Lived Intangible Assets [Member]
Indefinite-lived Intangible Assets [Line Items]
Weighted Average Remaining Useful Life (Years)		1 year 2 months 26 days	2 years 2 months 26 days
Gross Carrying Value		$ 170	$ 170
Accumulated Amortization		(110)	(61)
Total		60	109
EWC Ventures and its Subsidiaries [Member] | Trade Name [Member] | Indefinite-lived Intangible Assets [Member]
Indefinite-lived Intangible Assets [Line Items]
Gross Carrying Value		63,814	63,814
Net Carrying Value		63,814	$ 63,814
European Wax Center, Inc. and Subsidiaries
Indefinite-lived Intangible Assets [Line Items]
Gross Carrying Value	$ 255,123	247,551
Net Carrying Value	$ 206,747	213,267
Weighted Average Remaining Useful Life (Years)	10 years
Accumulated Amortization	$ (48,376)	(34,284)
Goodwill	328,551	328,551
European Wax Center, Inc. and Subsidiaries | Finite-Lived Intangible Assets [Member]
Indefinite-lived Intangible Assets [Line Items]
Gross Carrying Value	191,309	183,737
Accumulated Amortization	(48,376)	(34,284)
Total	142,933	$ 149,453
European Wax Center, Inc. and Subsidiaries | Franchisee Relationships [Member]
Indefinite-lived Intangible Assets [Line Items]
Total	$ 80,198
European Wax Center, Inc. and Subsidiaries | Franchisee Relationships [Member] | Finite-Lived Intangible Assets [Member]
Indefinite-lived Intangible Assets [Line Items]
Weighted Average Remaining Useful Life (Years)	7 years	7 years 8 months 26 days
Gross Carrying Value	$ 114,594	$ 114,594
Accumulated Amortization	(34,396)	(25,870)
Total	80,198	$ 88,724
European Wax Center, Inc. and Subsidiaries | Reacquired Rights [Member]
Indefinite-lived Intangible Assets [Line Items]
Total	$ 62,712
European Wax Center, Inc. and Subsidiaries | Reacquired Rights [Member] | Finite-Lived Intangible Assets [Member]
Indefinite-lived Intangible Assets [Line Items]
Weighted Average Remaining Useful Life (Years)	8 years 6 months 21 days	9 years 2 months 8 days
Gross Carrying Value	$ 76,545	$ 68,973
Accumulated Amortization	(13,833)	(8,304)
Total	62,712	$ 60,669
European Wax Center, Inc. and Subsidiaries | Favorable Lease Assets [Member]
Indefinite-lived Intangible Assets [Line Items]
Total	$ 23
European Wax Center, Inc. and Subsidiaries | Favorable Lease Assets [Member] | Finite-Lived Intangible Assets [Member]
Indefinite-lived Intangible Assets [Line Items]
Weighted Average Remaining Useful Life (Years)	5 months 19 days	1 year 2 months 26 days
Gross Carrying Value	$ 170	$ 170
Accumulated Amortization	(147)	(110)
Total	23	60
European Wax Center, Inc. and Subsidiaries | Trade Name [Member] | Indefinite-lived Intangible Assets [Member]
Indefinite-lived Intangible Assets [Line Items]
Gross Carrying Value	63,814	63,814
Accumulated Amortization	0	0
Net Carrying Value	$ 63,814	$ 63,814